Sterling Capital Behavioral Large Cap Value Equity Fund
1
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 99.5%
Air Freight & Logistics — 2.6%
1,350
FedEx Corp. .....................
$ 402,746
2,300
United Parcel Service, Inc., Class B .....
478,331
881,077
Automobiles — 2.1%
8,350
Ford Motor Co.(a) .................
124,081
9,900
General Motors Co.(a) ..............
585,783
709,864
Banks — 9.3%
4,453
Bank OZK .......................
187,738
9,729
Citigroup, Inc. ....................
688,327
4,109
Citizens Financial Group, Inc. .........
188,480
2,600
Comerica, Inc. ....................
185,484
3,850
Huntington Bancshares, Inc. ..........
54,940
4,344
JPMorgan Chase & Co. .............
675,666
1,600
PNC Financial Services Group, Inc. (The)
305,216
3,750
Synovus Financial Corp. .............
164,550
10,200
U.S. Bancorp .....................
581,094
8,050
Umpqua Holdings Corp. .............
148,522
3,180,017
Biotechnology — 3.7%
3,656
AbbVie, Inc. .....................
411,812
1,200
Alexion Pharmaceuticals, Inc.(a) .......
220,452
2,300
Moderna , Inc.(a) ..................
540,454
550
United Therapeutics Corp.(a) .........
98,675
1,271,393
Building Products — 1.1%
4,700
Carrier Global Corp. ...............
228,420
1,500
Owens Corning ...................
146,850
375,270
Capital Markets — 5.7%
1,800
Goldman Sachs Group, Inc. (The) ......
683,154
600
Lazard, Ltd., Class A ...............
27,150
7,775
Morgan Stanley ...................
712,890
2,586
T. Rowe Price Group, Inc. ............
511,950
1,935,144
Chemicals — 2.8%
8,050
Dow, Inc. ........................
509,404
4,300
LyondellBasell Industries NV, Class A ...
442,341
951,745
Consumer Finance — 3.7%
3,800
Capital One Financial Corp. ..........
587,822
4,000
Discover Financial Services ..........
473,160
3,150
OneMain Holdings, Inc. .............
188,717
1,249,699
Diversified Consumer Services — 1.0%
300
Graham Holdings Co., Class B ........
190,170
7,250
H&R Block, Inc. ..................
170,230
360,400
Shares Fair Value
COMMON STOCKS — (continued)
Diversified Telecommunication Services — 1.7%
10,950
Lumen Technologies, Inc. ............
$ 148,810
7,457
Verizon Communications, Inc. .........
417,816
566,626
Electric Utilities — 2.9%
2,450
Duke Energy Corp. ................
241,864
11,462
Exelon Corp. .....................
507,881
4,000
Southern Co. (The) .................
242,040
991,785
Electrical Equipment — 3.1%
2,341
Eaton Corp. PLC ..................
346,889
5,800
Emerson Electric Co. ...............
558,192
12,200
GrafTech International, Ltd. ..........
141,764
1,046,845
Electronic Equipment, Instruments &
Components — 0.5%
1,500
Arrow Electronics, Inc.(a) ............
170,745
Energy Equipment & Services — 1.9%
5,249
Halliburton Co. ...................
121,357
16,050
Schlumberger NV .................
513,760
635,117
Equity Real Estate Investment Trusts (REITS)
— 3.5%
7,350
Brixmor Property Group, Inc. .........
168,241
3,700
Iron Mountain, Inc. ................
156,584
50
Omega Healthcare Investors, Inc. .......
1,815
3,800
Simon Property Group, Inc. ..........
495,824
1,950
SL Green Realty Corp. ..............
156,000
1,550
Spirit Realty Capital, Inc. ............
74,152
5,843
VICI Properties, Inc. ...............
181,250
1,233,866
Food & Staples Retailing — 0.6%
8,250
Albertsons Cos., Inc., Class A .........
162,195
700
Walgreens Boots Alliance, Inc. ........
36,827
199,022
Food Products — 1.5%
12,314
Kraft Heinz Co. (The) ...............
502,165
Health Care Providers & Services — 8.4%
1,374
Anthem, Inc. .....................
524,593
7,150
Centene Corp.(a) ..................
521,449
2,400
Cigna Corp. ......................
568,968
7,300
CVS Health Corp. .................
609,112
2,200
HCA Healthcare, Inc. ...............
454,828
974
McKesson Corp. ..................
186,268
2,865,218
Hotels, Restaurants & Leisure — 0.2%
1,200
Travel + Leisure Co. ................
71,340

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Household Durables — 2.1%
2,150
DR Horton, Inc. ...................
$ 194,296
1,750
Lennar Corp., Class A ..............
173,862
3,328
PulteGroup, Inc. ...................
181,609
700
Whirlpool Corp. ...................
152,614
702,381
Household Products — 0.4%
1,650
Spectrum Brands Holdings, Inc. .......
140,316
Independent Power and Renewable Electricity
Producers — 0.9%
5,950
AES Corp. (The) ..................
155,117
8,450
Vistra Corp. ......................
156,747
311,864
Insurance — 4.5%
6,700
American International Group, Inc. .....
318,920
8,480
MetLife, Inc. .....................
507,528
4,750
Prudential Financial, Inc. ............
486,733
1,400
Travelers Cos., Inc. (The) ............
209,594
1,522,775
Interactive Media & Services — 0.7%
100
Alphabet, Inc., Class A(a) ............
244,179
IT Services — 2.3%
1,850
Alliance Data Systems Corp. ..........
192,752
4,000
International Business Machines Corp. ..
586,360
779,112
Machinery — 4.9%
300
AGCO Corp. .....................
39,114
1,879
Cummins, Inc. ....................
458,119
1,400
Deere & Co. .....................
493,794
1,600
Parker-Hannifin Corp. ..............
491,376
2,243
Timken Co. (The) ..................
180,763
1,663,166
Media — 4.0%
4,300
Altice USA, Inc., Class A(a) ..........
146,802
4,000
DISH Network Corp., Class A(a) .......
167,200
7,800
Fox Corp., Class A .................
282,376
5,450
Interpublic Group of Cos., Inc. (The) ....
177,071
2,700
John Wiley & Sons, Inc., Class A .......
162,486
1,144
Nexstar Media Group, Inc., Class A .....
169,175
1,950
Omnicom Group, Inc. ...............
155,980
2,650
ViacomCBS , Inc., Class B ...........
119,780
1,380,870
Metals & Mining — 2.0%
12,899
Freeport-McMoRan, Inc. ............
478,682
3,101
Southern Copper Corp. ..............
199,456
678,138
Shares Fair Value
COMMON STOCKS — (continued)
Mortgage Real Estate Investment Trusts (REITS)
— 0.5%
6,350
Starwood Property Trust, Inc. .........
$ 166,179
Multiline Retail — 1.7%
2,449
Target Corp. .....................
592,021
Oil, Gas & Consumable Fuels — 3.6%
6,350
EOG Resources, Inc. ...............
529,844
3,450
Exxon Mobil Corp. ................
217,626
2,900
Pioneer Natural Resources Co. ........
471,308
1,218,778
Personal Products — 0.6%
1,144
Herbalife Nutrition, Ltd.(a) ...........
60,323
2,801
Nu Skin Enterprises, Inc., Class A ......
158,677
219,000
Pharmaceuticals — 4.0%
8,250
Bristol-Myers Squibb Co. ............
551,265
20,400
Pfizer, Inc. .......................
798,864
1,350,129
Professional Services — 0.3%
750
ManpowerGroup , Inc. ...............
89,183
Road & Rail — 0.4%
1,850
Ryder System, Inc. .................
137,510
Semiconductors & Semiconductor Equipment
— 4.0%
3,350
Applied Materials, Inc. ..............
477,040
976
Broadcom, Inc. ...................
465,396
600
KLA Corp. ......................
194,526
600
Microchip Technology, Inc. ...........
89,844
600
Micron Technology, Inc.(a) ...........
50,988
700
QUALCOMM, Inc. ................
100,051
1,377,845
Software — 1.3%
5,944
Oracle Corp. .....................
462,681
Specialty Retail — 1.1%
1,950
L Brands, Inc. ....................
140,517
1,171
Lowe's Cos., Inc. ..................
227,139
367,656
Technology Hardware, Storage & Peripherals
— 2.3%
4,775
Dell Technologies, Inc., Class C(a) ......
475,924
6,400
HP, Inc. .........................
193,216
2,450
NCR Corp.(a) ....................
111,745
780,885
Tobacco — 1.1%
3,850
Philip Morris International, Inc. ........
381,574

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Trading Companies & Distributors — 0.5%
574
United Rentals, Inc.(a) ..............
$ 183,112
Total Common Stocks
(Cost $26,460,977) ............... 33,946,692
MONEY MARKET FUND — 0.4%
121,116
Federated Treasury Obligations Fund,
Institutional Shares, 0.01%(b) .......
121,116
Total Money Market Fund
(Cost $121,116) ................. 121,116
Total Investments — 99.9%
(Cost $26,582,093) ............................ 34,067,808
Net Other Assets (Liabilities) — 0.1% ............... 29,173
NET ASSETS — 100.0% .......................
$ 34,096,981
(a) Represents non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Large Cap Value Equity Fund
June 30, 2021 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Large Cap Value Equity Fund — (continued)
June 30, 2021 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2021 , there were no significant changes to the valuation policies and procedures.
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2021 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund ... $ 33,946,692(a) $ — $ — $ 34,067,808
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.